Stock-based Employee Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation
The following table is a summary of stock-based compensation for each of the respective periods:

In millions	2018	2017	2016
Stock options and stock appreciation rights (“SARs”) (1)(2)	$70	$65	$79
Restricted stock units and performance stock units (2)	210	169	143
Total stock-based compensation	$280	$234	$222

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(1)	Includes the ESPP.

(2)
Stock-based compensation for the year ended December 31, 2018 includes $14 million and $27 million associated with accelerated vesting of SARs and restricted stock replacement awards, respectively, issued to Aetna employees who were terminated subsequent to the acquisition.

Schedule ESPP valuation assumptions
The following table is a summary of the assumptions used to value the ESPP awards for each of the respective periods:

	2018	2017	2016
Dividend yield (1)	1.45%	1.24%	0.88%
Expected volatility (2)	28.02%	22.70%	20.64%
Risk-free interest rate (3)	1.87%	0.86%	0.45%
Expected life (in years) (4)	0.5	0.5	0.5
Weighted-average grant date fair value	$12.26	$13.01	$14.98

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(1)	The dividend yield is calculated based on semi-annual dividends paid and the fair market value of the Company’s stock at the grant date.

(2)	The expected volatility is based on the historical volatility of the Company’s daily stock market prices over the previous six month period.

(3)	The risk-free interest rate is based on the Treasury constant maturity interest rate whose term is consistent with the expected term of ESPP purchases (i.e., six months).

(4)	The expected life is based on the semi-annual purchase period.

RSU and performance share unit activity
The following table is a summary of the restricted stock unit and performance stock unit activity for the year ended December 31, 2018:

		Weighted Average
		Grant Date
Units in thousands	Units	Fair Value
Unvested at beginning of year	5,014	$86.92
Granted	10,185	$73.18
Vested	(3,757)	$68.85
Forfeited	(437)	$76.92
Unvested at end of year	11,005	$76.18

Cash Proceeds Received and Tax Benefit from Share-based Payment Awards
The following table is a summary of stock option and SAR activity that occurred for the years ended December 31, 2018, 2017 and 2016:

In millions	2018	2017	2016
Cash received from stock options exercised (including ESPP)	$242	$329	$296
Payments for taxes for net share settlement of equity awards	97	71	72
Intrinsic value of stock options and SARs exercised	79	176	244
Fair value of stock options and SARs vested	324	341	298

Schedule of valuation assumptions
The fair value of each stock option and SAR is estimated using the Black-Scholes option pricing model based on the following assumptions at the time of grant:

	2018	2017	2016
Dividend yield (1)	2.76%	2.56%	1.62%
Expected volatility (2)	21.27%	18.39%	17.22%
Risk-free interest rate (3)	2.77%	1.77%	1.24%
Expected life (in years) (4)	4.8	4.1	4.2
Weighted-average grant date fair value	$24.55	$9.43	$13.00

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(1)	The dividend yield is based on annual dividends paid and the fair market value of the Company’s stock at the grant date.

(2)
The expected volatility is estimated using the Company’s historical volatility over a period equal to the expected life of each option grant after adjustments for infrequent events such as stock splits.

(3)	The risk-free interest rate is selected based on yields from U.S. Treasury zero-coupon issues with a remaining term equal to the expected term of the options being valued.

(4)	The expected life represents the number of years the options are expected to be outstanding from grant date based on historical option holder exercise experience.

Schedule of Stock Options and Stock Appreciation Rights Award Activity
The following table is a summary of the Company’s stock option and SAR activity for the year ended December 31, 2018

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
In thousands, except weighted average exercise price and remaining contractual term		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at December 31, 2017	20,530	$75.32
Granted	7,144	$51.06
Exercised	(2,993)	$44.62
Forfeited	(908)	$86.97
Expired	(864)	$81.79
Outstanding at December 31, 2018	22,909	$71.15	4.08	$165,245
Exercisable at December 31, 2018	11,436	$72.69	2.23	$73,784
Vested at December 31, 2018 and expected to vest in the future	22,532	$71.18	4.05	$163,596